Document and Entity Information Document	Sep. 23, 2024
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Sep. 23, 2024
Document Period End Date	Sep. 23, 2024
Amendment Flag	false
Entity Registrant Name	Ivanhoe Electric Inc.
Entity Address, Address Line One	450 E. Rio Salado Parkway
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
Entity Incorporation, State Country Name	DE
City Area Code	480
Local Phone Number	656-5821
Entity File Number	001-41436
Entity Central Index Key	0001879016
Entity Emerging Growth Company	false
Entity Tax Identification Number	32-0633823
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IE
Security Exchange Name	NYSEAMER